Unaudited Condensed Consolidated Income Statements - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenues and other income
Total lease revenue	$ 1,002,171	$ 1,172,350	$ 2,074,153	$ 2,337,429
Net gain on sale of assets	22,453	10,002	27,248	68,368
Other income	207,444	14,927	226,017	29,659
Total Revenues and other income	1,232,068	1,197,279	2,327,418	2,435,456
Expenses
Depreciation and amortization	392,162	411,818	788,720	827,616
Asset impairment	57,054	73,421	73,386	87,368
Interest expense	292,887	311,758	573,704	630,375
Loss on debt extinguishment	0	0	6,061	0
Leasing expenses	59,010	77,574	103,542	180,871
Selling, general and administrative expenses	73,071	52,913	130,422	117,497
Transaction-related expenses	69,197	0	94,675	0
Total Expenses	943,381	927,484	1,770,510	1,843,727
Gain (loss) on investment at fair value	0	13,942	(2,463)	13,942
Income before income taxes and income of investments accounted for under the equity method	288,687	283,737	554,445	605,671
Income tax expense	(40,531)	(38,305)	(80,395)	(81,766)
Equity in net earnings of investments accounted for under the equity method	1,703	2,173	3,855	3,504
Net income	249,859	247,605	477,905	527,409
Net income attributable to non-controlling interest	(108)	(1,544)	(129)	(4,524)
Net income attributable to AerCap Holdings N.V.	$ 249,751	$ 246,061	$ 477,776	$ 522,885
Basic earnings per share (in USD per share)	$ 1.95	$ 1.93	$ 3.73	$ 4.09
Diluted earnings per share (in USD per share)	$ 1.92	$ 1.92	$ 3.68	$ 4.06
Weighted average shares outstanding—basic (in shares)	128,243,450	127,425,886	128,064,564	127,862,816
Weighted average shares outstanding—diluted (in shares)	129,896,210	128,131,663	129,690,334	128,938,138
Basic lease rents
Revenues and other income
Total lease revenue	$ 871,237	$ 948,126	$ 1,760,324	$ 1,978,920
Maintenance rents and other receipts
Revenues and other income
Total lease revenue	$ 130,934	$ 224,224	$ 313,829	$ 358,509